Schedule of Investments (unaudited) July 31, 2020	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 14.8%
Ajax Mortgage Loan Trust(a):
Series 2019-B, Class A, 3.75%, 01/25/59(b)	USD	2,210	$2,242,724
Series 2020-A, Class A, 2.37%, 12/25/59(c)		2,359	2,342,794
Series 2020-A, Class B, 3.50%, 12/25/59(c)		233	230,749
Series 2020-A, Class C, 0.00%, 12/25/59(d)		564	350,468
Bear Stearns Asset-Backed Securities I Trust(e):
Series 2006-HE8, Class 1A3, (LIBOR USD 1 Month + 0.26%), 0.43%, 10/25/36		1,200	1,027,823
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 0.31%, 03/25/37		738	715,143
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 1.22%, 03/15/28(a)(e)		1,516	1,502,602
Carmax Auto Owner Trust, Series 2016-3, Class A4, 1.60%, 01/18/22		383	383,327
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1, (LIBOR USD 1 Month + 0.50%), 0.67%, 02/25/37(e)		1,589	996,377
Countrywide Asset-Backed Certificates(e):
Series 2002-BC3, Class M2, (LIBOR USD 1 Month + 1.73%), 1.90%, 05/25/32		2,017	1,935,128
Series 2006-22, Class M1, (LIBOR USD 1 Month + 0.23%), 0.40%, 05/25/47		1,878	1,021,109
Series 2007-BC3, Class 1A, (LIBOR USD 1 Month + 0.18%), 0.35%, 11/25/47		1,105	931,901
Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 0.51%, 07/25/37(a)(e)		2,160	1,675,806
CWABS Asset-Backed Certificates Trust, Series 2006-18, Class M1, (LIBOR USD 1 Month + 0.30%), 0.47%, 03/25/37(e)		1,458	973,332
CWABS, Inc. Asset-Backed Certificates Trust(e):
Series 2004-6, Class 2A4, (LIBOR USD 1 Month + 0.90%), 1.07%, 11/25/34		16	15,211
Series 2004-6, Class 2A5, (LIBOR USD 1 Month + 0.78%), 0.95%, 11/25/34		594	562,714
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 1.59%, 08/15/30(a)(e)		1,000	978,392
Finance of America HECM Buyout, Series 2020-HB1, Class M4, 4.05%, 02/25/30(a)(b)(d)		1,500	1,285,200
Legacy Mortgage Asset Trust, Series 2019- SL2, Class A, 3.38%, 02/25/59(a)(b)(d)		2,540	2,547,675
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(d)		261	260,373
Long Beach Mortgage Loan Trust(e):
Series 2006-1, Class 2A4, (LIBOR USD 1 Month + 0.30%), 0.47%, 02/25/36		823	706,761
Series 2006-7, Class 2A3, (LIBOR USD 1 Month + 0.16%), 0.33%, 08/25/36		1,991	1,003,066
Series 2006-10, Class 2A2, (LIBOR USD 1 Month + 0.11%), 0.28%, 11/25/36		10	4,342
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-1, Class A3, (LIBOR USD 1 Month + 0.15%), 0.32%, 07/25/36(e)		504	256,238
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)		80	83,113
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		1,464	1,402,214
Progress Residential Trust(a):
Series 2017-SFR1, Class A, 2.77%, 08/17/34		418	425,632
Series 2019-SFR1, Class G, 5.31%, 08/17/35		1,500	1,477,067
Series 2019-SFR2, Class G, 5.09%, 05/17/36		2,470	2,471,914

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2019-SFR4, Class G, 3.93%, 10/17/36	USD	2,000	$1,884,811
RASC Series Trust, Series 2006-EMX9, Class 1A4, (LIBOR USD 1 Month + 0.24%), 0.41%, 11/25/36(e)		1,212	852,393
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, (LIBOR USD 1 Month + 0.23%), 0.40%, 01/25/37(a)(e)		1,524	1,034,548
Towd Point Mortgage Trust, Series 2019-SJ2, Class A2, 4.25%, 11/25/58(a)(b)		2,000	2,047,690
Tricon American Homes, Series 2020-SFR1, Class F, 4.88%, 07/17/38(a)		1,050	1,059,749

Total Asset-Backed Securities — 14.8% (Cost: $37,308,384)			36,688,386

Non-Agency Mortgage-Backed Securities — 34.6%

Collateralized Mortgage Obligations — 14.4%
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 07/25/19		1	827
Series 2006-45T1, Class 2A7, 0.51%, 02/25/37(b)		1,918	868,873
Series 2006-OC11, Class 2A2A, 0.34%, 01/25/37(b)		68	68,769
Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 3.98%, 10/25/35(b)		153	149,197
BCAP LLC Trust, Series 2012-RR3, Class 3A8, 3.07%, 07/26/37(a)(b)		2,190	1,955,414
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, 0.49%, 01/25/47(b)		992	839,139
ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/25/37		2,193	1,374,393
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35		62	61,549
Citigroup Mortgage Loan Trust, Series 2015-A, Class B4, 4.50%, 06/25/58(a)(b)		2,586	2,466,567
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A6, 6.00%, 05/25/37		932	896,274
CSMC, Series 2010-6R, Class 2A6B, 6.25%, 07/26/37(a)		1,521	1,659,344
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		4	4,079
GSR Mortgage Loan Trust, Series 2006-9F, Class 3A1, 6.25%, 10/25/36		951	944,181
Homeward Opportunities Fund I Trust(a)(b):
Series 2019-2, Class B1, 4.09%, 09/25/59		2,477	2,404,347
Series 2020-2, Class B1, 5.45%, 05/25/65		1,000	1,005,821
Series 2020-2, Class M1, 3.90%, 05/25/65		2,625	2,647,267
IndyMac INDX Mortgage Loan Trust, Series 2006-AR15, Class A1, 0.29%, 07/25/36(b)		1,009	885,545
RALI Trust, Series 2007-QS1, Class 1A5, 0.72%, 01/25/37(b)		1,673	1,172,465
Residential Asset Securitization Trust(b):
Series 2006-A7CB, Class 2A2, 0.72%, 07/25/36		2,677	227,441
Series 2006-A7CB, Class 2A6, 52.63%, 07/25/36		470	1,474,059
RFMSI Trust, Series 2007-SA2, Class 3A, 4.87%, 04/25/37(b)		4,642	2,043,178
RMF Buyout Issuance Trust, Series 2020-1, Class M4, 4.19%, 02/25/30(a)(b)(d)		1,600	1,537,664
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57		388	421,432
Series 2018-3, Class MA, 3.50%, 08/25/57		537	585,424
Series 2018-4, Class MA, 3.50%, 03/25/58		960	1,048,398

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2019-2, Class MA, 3.50%, 08/25/58	USD	333	$365,062
Spruce Hill Mortgage Loan Trust, Series 2020- SH2, Class B1, 5.00%, 06/25/55(a)(b)		2,764	2,625,800
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		1,500	1,495,036
Verus Securitization Trust, Series 2020-INV1, Class B1, 5.75%, 04/25/60(a)(b)		1,100	1,028,265
WaMu Mortgage Pass-Through Trust, Series 2007-OA5, Class 2A, 2.00%, 06/25/47(b)		3,064	2,576,761
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-2, Class 2CB, 6.50%, 03/25/36		824	646,102

			35,478,673

Commercial Mortgage-Backed Securities — 18.5%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)		370	409,877
225 Liberty Street Trust, Series 2016-225L, Class E, 4.65%, 02/10/36(a)(b)		635	620,032
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 2.29%, 09/15/34(a)(b)		560	533,551
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 3.22%, 12/15/36(a)(b)		205	166,473
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 1.02%, 01/15/33(a)(b)		18	18,025
Bayview Commercial Asset Trust(a)(b):
Series 2006-3A, Class A2, 0.47%, 10/25/36		1,532	1,324,388
Series 2006-4A, Class A1, 0.40%, 12/25/36		1,165	1,061,882
BBCMS Mortgage Trust, Series 2020-C7, Class D, 3.61%, 04/15/53(a)(b)		500	428,805
Benchmark Mortgage Trust:
Series 2020-B16, Class C, 3.54%, 02/15/53(b)		159	156,882
Series 2020-B16, Class D, 2.50%, 02/15/53(a)		206	161,685
BX Commercial Mortgage Trust(a)(b):
Series 2019-XL, Class D, 1.62%, 10/15/36		1,329	1,320,771
Series 2020-BXLP, Class A, 0.97%, 12/15/36		614	610,801
Series 2020-BXLP, Class F, 2.17%, 12/15/36		554	539,929
Series 2020-VIV2, Class C, 3.66%, 03/09/44		230	220,937
BX Trust(a):
Series 2019-OC11, Class A, 3.20%, 12/09/41		1,410	1,492,814
Series 2019-OC11, Class E, 4.08%, 12/09/41(b)		698	630,897
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.36%, 04/10/29(a)		950	942,708
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,923	1,967,413
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		336	332,655
Citigroup Commercial Mortgage Trust(b):
Series 2018-C5, Class AS, 4.41%, 06/10/51		500	585,489
Series 2019-PRM, Class E, 4.73%, 05/10/36(a)		100	97,934
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31(a)(b)		400	408,029
Commercial Mortgage Trust:
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		345	375,798
Series 2015-CR25, Class A3, 3.51%, 08/10/48		607	657,854
Series 2015-CR26, Class ASB, 3.37%, 10/10/48		400	421,526

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-PANW, Class A, 3.24%, 10/10/29(a)	USD	1,580	$1,665,420
Credit Suisse Mortgage Capital Certificates, Series 2020-NET, Class E, 1.00%, 08/15/37(a)(b)		750	670,277
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class A4, 4.42%, 11/15/51(b)		600	713,570
Series 2019-C16, Class C, 4.24%, 06/15/52(b)		630	542,797
Series 2019-C17, Class C, 3.93%, 09/15/52		392	399,442
Series 2020-C19, Class B, 3.48%, 03/15/53(b)		365	386,931
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)(b)		215	210,726
GS Mortgage Securities Corp. II, Series 2005- ROCK, Class A, 5.37%, 05/03/32(a)		335	381,024
GS Mortgage Securities Corp. Trust, Series 2019-SOHO, Class A, 1.07%, 06/15/36(a)(b)		715	702,481
GS Mortgage Securities Trust, Series 2015- GC32, Class D, 3.35%, 07/10/48		54	35,354
Hudson Yards Mortgage Trust, Series 2019- 30HY, Class D, 3.44%, 07/10/39(a)(b)		208	213,161
IMT Trust, Series 2017-APTS, Class BFX, 3.50%, 06/15/34(a)(b)		1,250	1,243,120
JPMorgan Chase Commercial Mortgage Securities Corp.(a):
Series 2017-FL10, Class E, 4.07%, 06/15/32(b)		275	254,638
Series 2018-AON, Class A, 4.13%, 07/05/31		610	648,857
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class A4, 4.17%, 12/15/46		391	425,600
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(b)		640	684,122
Series 2020-MKST, Class E, 2.42%, 12/15/36(a)(b)		690	621,620
LCCM Mortgage Trust, Series 2014-909, Class A, 3.39%, 05/15/31(a)		620	623,597
MFT Trust(a)(b):
Series 2020-ABC, Class C, 3.48%, 02/10/42		292	282,478
Series 2020-ABC, Class D, 3.48%, 02/10/42		170	155,619
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.53%, 10/15/48		1,103	1,211,778
Morgan Stanley Capital I Trust:
Series 2014-150E, Class A, 3.91%, 09/09/32(a)		595	641,499
Series 2017-CLS, Class E, 2.12%, 11/15/34(a)(b)		675	651,718
Series 2017-HR2, Class D, 2.73%, 12/15/50(d)		555	444,499
Series 2018-H4, Class A4, 4.31%, 12/15/51		1,824	2,182,165
Series 2018-SUN, Class A, 1.07%, 07/15/35(a)(b)		595	572,316
Series 2020-L4, Class D, 2.50%, 02/15/53(a)		506	321,035
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 1.13%, 06/15/35(a)(b)		177	169,297
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,072	1,154,685
USDC, Series 2018, Class E, 4.49%, 05/13/38(a)(b)		685	563,308
VCC Trust, Series 2020-MC1, Class A, 4.50%, 06/25/45(a)		1,936	1,901,807

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust(a)(b):
Series 2019-3, Class M4, 3.68%, 10/25/49	USD	2,068	$1,743,462
Series 2020-1, Class M4, 3.54%, 02/25/50		994	878,578
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A4, 3.70%, 11/15/48		670	746,563
Series 2015-NXS4, Class B, 4.22%, 12/15/48(b)		650	685,938
Series 2016-NXS5, Class B, 4.94%, 01/15/59(b)		625	705,621
Series 2016-NXS5, Class C, 4.97%, 01/15/59(b)		238	235,508
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(b)		1,990	2,229,710
Series 2018-BXI, Class E, 2.33%, 12/15/36(a)(b)		86	82,210
Series 2019-C52, Class C, 3.56%, 08/15/52		520	504,521
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A4, 3.41%, 08/15/47		675	721,383
Series 2014-C22, Class C, 3.76%, 09/15/57(b)		63	57,557
Series 2014-LC14, Class A4, 3.77%, 03/15/47		900	969,691

			45,722,838

Interest Only Collateralized Mortgage Obligations — 0.7%(b)
Alternative Loan Trust, Series 2006-45T1, Class 2A8, 6.43%, 02/25/37		959	253,451
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A2, 6.53%, 05/25/37		5,270	1,515,407

			1,768,858

Interest Only Commercial Mortgage-Backed Securities — 1.0%(b)
BANK, Series 2017-BNK9, Class XA, 0.81%, 11/15/54(d)		4,299	199,491
BBCMS Mortgage Trust:
Series 2020-C7, Class XA, 1.63%, 04/15/53		3,035	340,429
Series 2020-C7, Class XB, 0.99%, 04/15/53		1,000	84,597
Benchmark Mortgage Trust, Series 2020-B17, Class XB, 0.53%, 03/15/53(d)		15,395	637,353
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.56%, 11/15/51		1,295	47,458
Series 2019-C16, Class XA, 1.57%, 06/15/52		3,970	428,013
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.64%, 10/15/52		3,308	346,279
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class XA, 1.21%, 11/15/50		3,834	256,993

			2,340,613

Total Non-Agency Mortgage-Backed Securities — 34.6% (Cost: $86,207,041)			85,310,982

U.S. Government Sponsored Agency Securities — 106.8%

Collateralized Mortgage Obligations — 2.7%
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4.00%, 09/15/54		315	389,594
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2411, Class FJ, (LIBOR USD 1 Month + 0.35%), 0.52%, 12/15/29(e)		4	3,934
Federal National Mortgage Association:
Series 2010-134, Class KZ, 4.50%, 12/25/40		666	750,453
Series 2010-141, Class LZ, 4.50%, 12/25/40		647	736,857
Series 2011-8, Class ZA, 4.00%, 02/25/41		883	967,404

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2011-131, Class LZ, 4.50%, 12/25/41(d)	USD	427	$472,168
Series 2012-107, Class QZ, 3.50%, 10/25/42		394	453,600
Series 2018-21, Class CA, 3.50%, 04/25/45		791	821,713
Federal National Mortgage Association Variable Rate Notes, Series 2018-32, Class PS, (LIBOR USD 1 Month + 7.23%), 7.03%, 05/25/48(e)		422	477,399
Government National Mortgage Association:
Series 2009-122, Class PY, 6.00%, 12/20/39		88	101,521
Series 2016-123, Class LM, 3.00%, 09/20/46(d)		200	222,079
Series 2019-5, Class P, 3.50%, 07/20/48		653	689,913
Series 2019-29, Class HY, 3.50%, 03/20/49		100	113,430
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.78%, 07/20/39(b)		359	419,496

			6,619,561

Commercial Mortgage-Backed Securities — 7.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K087, Class A2, 3.77%, 12/25/28		1,132	1,367,221
Series K091, Class A2, 3.51%, 03/25/29		913	1,088,890
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(b):
Series K081, Class A2, 3.90%, 08/25/28		2,750	3,323,821
Series K082, Class A2, 3.92%, 09/25/28		2,750	3,330,405
Series K084, Class A2, 3.78%, 10/25/28		1,225	1,459,218
Series W5FX, Class AFX, 3.21%, 04/25/28		559	638,219
Federal Home Loan Mortgage Corp. Variable Rate Notes(b):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		886	954,087
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		696	747,040
Series 2020-K737, Class B, 3.30%, 01/25/53(a)		333	351,321
Federal National Mortgage Association, Series 2020-M1, Class A2, 2.44%, 10/25/29		1,415	1,537,054
Federal National Mortgage Association ACES Variable Rate Notes(b):
Series 2018-M4, Class A2, 3.04%, 03/25/28		575	653,624
Series 2018-M14, Class A2, 3.58%, 08/25/28		1,320	1,550,194
Series 2019-M1, Class A2, 3.56%, 09/25/28		437	513,850
Government National Mortgage Association:
Series 2019-7, Class V, 3.00%, 05/16/35		89	99,034
Series 2019-53, Class V, 2.75%, 08/16/31		228	248,161

			17,862,139

Interest Only Collateralized Mortgage Obligations — 2.2%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41		260	22,586
Series 4533, Class JI, 5.00%, 12/15/45		263	48,976
Federal Home Loan Mortgage Corp. Variable Rate Notes(e):
Series 4119, Class SC, (LIBOR USD 1 Month + 6.15%), 5.98%, 10/15/42		1,517	275,595
Series 4901, Class CS, (LIBOR USD 1 Month + 6.10%), 5.93%, 07/25/49		1,073	214,856
Series 4941, Class SH, (LIBOR USD 1 Month + 5.95%), 5.78%, 12/25/49		979	199,722
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43		864	78,459
Series 2014-68, Class YI, 4.50%, 11/25/44		432	66,695

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Series 2015-74, Class IA, 6.00%, 10/25/45(d)	USD	1,780	$419,206
Series 2015-77, 6.00%, 10/25/45(d)		2,086	490,948
Series 2017-68, Class IE, 4.50%, 09/25/47		1,527	217,637
Federal National Mortgage Association Variable Rate Notes(e):
Series 2016-60, Class SD, (LIBOR USD 1 Month + 6.10%), 5.93%, 09/25/46		1,850	379,229
Series 2016-78, Class CS, (LIBOR USD 1 Month + 6.10%), 5.93%, 05/25/39		2,352	476,628
Series 2017-70, Class SA, (LIBOR USD 1 Month + 6.15%), 5.98%, 09/25/47		1,211	268,365
Series 2019-5, Class SA, (LIBOR USD 1 Month + 6.10%), 5.93%, 03/25/49		1,536	328,537
Series 2019-25, Class SA, (LIBOR USD 1 Month + 6.05%), 5.88%, 06/25/49		5,689	1,222,676
Series 2019-35, Class SA, (LIBOR USD 1 Month + 6.10%), 5.93%, 07/25/49		794	147,196
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47		1,195	159,099
Series 2017-144, Class DI, 4.50%, 09/20/47		848	118,329
Series 2019-133, Class EI, 4.50%, 04/20/49		1,163	94,643
Government National Mortgage Association Variable Rate Notes(e):
Series 2017-101, Class SL, (LIBOR USD 1 Month + 6.20%), 6.01%, 07/20/47		938	193,427
Series 2018-154, Class SW, (LIBOR USD 1 Month + 6.20%), 6.01%, 11/20/48		426	53,028

			5,475,837

Interest Only Commercial Mortgage-Backed Securities — 1.5%
Federal Home Loan Mortgage Corp., Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		64,855	63,376
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes, Series K722, Class X1, (LIBOR USD 1 Month + 0.00%), 1.31%, 03/25/23		3,707	97,576
Government National Mortgage Association Variable Rate Notes(b):
Series 2013-63, 0.80%, 09/16/51		17,049	445,728
Series 2016-45, 0.99%, 02/16/58		3,938	241,545
Series 2016-67, 1.05%, 07/16/57		3,315	191,595
Series 2016-151, 1.06%, 06/16/58		20,354	1,376,868
Series 2017-53, 0.67%, 11/16/56		7,322	345,909
Series 2017-64, 0.67%, 11/16/57		11,434	615,776
Series 2020-43, 1.37%, 11/16/61		3,814	371,128

			3,749,501

Mortgage-Backed Securities — 93.2%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		1,234	1,314,317
3.00%, 09/01/27 - 12/01/46		2,717	2,925,238
3.50%, 12/01/41 - 01/01/48		3,668	4,038,553
4.00%, 08/01/40 - 01/01/47		1,641	1,811,795
4.50%, 07/01/26 - 09/01/48		1,202	1,325,957
5.00%, 05/01/35 - 02/01/42		1,289	1,475,989
5.50%, 02/01/35 - 06/01/41		658	760,474
6.00%, 08/01/28 - 11/01/39		25	29,545
Federal National Mortgage Association:
3.50%, 11/01/46		759	814,444
4.00%, 01/01/41		79	85,836
6.00%, 07/01/39		485	560,283
Federal National Mortgage Association Variable Rate Notes(b):
3.13%, 09/01/27		439	492,409
3.16%, 03/01/27		670	751,215

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association:
2.50%, 08/15/50(f)	USD	2,127	$2,247,308
3.00%, 02/15/45 - 07/20/50		7,556	8,010,434
3.00%, 08/15/50 - 09/15/50(f)		14,466	15,289,341
3.50%, 01/15/42 - 10/20/46		6,251	6,693,443
3.50%, 08/15/50(f)		3,278	3,447,554
4.00%, 04/20/39 - 01/15/48		2,526	2,757,061
4.00%, 08/15/50(f)		3,479	3,692,089
4.50%, 09/20/39 - 12/20/49		4,705	5,148,782
5.00%, 12/15/34 - 07/20/44		2,190	2,497,154
5.50%, 07/15/38 - 12/20/41		695	805,362
6.50%, 10/15/38 - 02/20/41		248	287,226
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		1,019	1,065,262
2.00%, 08/25/50 - 09/25/50(f)		15,869	16,429,058
2.50%, 04/01/30 - 08/01/32		3,703	3,933,469
2.50%, 08/25/35 - 08/25/50(f)		20,363	21,393,334
3.00%, 04/01/28 - 08/01/50		17,433	18,622,807
3.00%, 08/25/35 - 09/25/50(f)		23,007	24,309,480
3.50%, 11/01/27 - 01/01/48		12,975	14,185,347
3.50%, 08/25/50(f)		5,122	5,401,309
4.00%, 08/01/31 - 08/01/48		6,234	6,884,848
4.00%, 08/25/50 - 09/25/50(f)		21,364	22,705,678
4.50%, 07/01/24 - 04/01/49		7,175	7,859,673
4.50%, 08/25/50(f)		13,968	15,017,237
5.00%, 01/01/23 - 06/01/39		2,069	2,354,061
5.50%, 06/01/24 - 03/01/40		922	1,071,120
5.50%, 08/25/50(f)		291	321,323
6.00%, 12/01/32 - 09/01/40		662	780,065
6.50%, 09/01/36 - 05/01/40		186	216,311

			229,812,191

Total U.S. Government Sponsored Agency Securities — 106.8% (Cost: $258,155,802)			263,519,229

Total Long-Term Investments — 156.2% (Cost: $381,671,227)			385,518,597

		Shares

Short-Term Securities — 1.8%
Money Market Funds — 0.8%(g)
Dreyfus Treasury Prime Cash Management Institutional Shares, 0.04%		1,856,797	1,856,797
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.02%		13,280	13,280

Total Money Market Funds — 0.8% (Cost: $1,870,077)			1,870,077

		Par (000)

U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills(h):
0.09%, 08/20/20		111	110,995
0.12%, 08/27/20		159	158,990

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
0.12%, 09/22/20	USD	2,307	$2,306,679

Total U.S. Treasury Obligations — 1.0% (Cost: $2,576,639)			2,576,664

Total Short-Term Securities — 1.8% (Cost: $4,446,716)			4,446,741

Total Options Purchased — 0.0% (Cost: $102,648)			31,501

Total Investments Before Options Written and TBA Sale Commitments — 158.0% (Cost: $386,220,591)			389,996,839

Total Options Written — (0.0)% (Premium Received — $137,824)			(98,586)

TBA Sale Commitments — (48.2)%(f)

Mortgage-Backed Securities — (48.2)%
Government National Mortgage Association:
3.00%, 08/15/50 - 10/15/50		13,388	(14,131,846)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/15/50	USD	965	$(1,015,022)
4.00%, 08/15/50		1,803	(1,913,434)
4.50%, 08/15/50		1,675	(1,788,782)
5.00%, 08/15/50		871	(944,493)
Uniform Mortgage-Backed Securities:
2.50%, 08/25/35 - 08/25/50		15,663	(16,452,759)
3.00%, 08/25/35 - 10/25/50		38,498	(40,636,428)
3.50%, 08/25/35 - 08/25/50		20,990	(22,127,782)
4.00%, 08/25/35 - 08/25/50		9,064	(9,627,344)
2.00%, 08/25/50 - 09/25/50		9,468	(9,809,555)
4.50%, 08/25/50		50	(53,756)
5.00%, 08/25/50		367	(401,479)

Total TBA Sale Commitments — (48.2)% (Proceeds: $118,488,871)			(118,902,680)

Total Investments Net of Options Written and TBA Sale Commitments — 109.8% (Cost: $267,593,896)			270,995,573

Liabilities in Excess of Other Assets — (9.8)%			(24,268,779)

Net Assets — 100.0%			$246,726,794

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Represents or includes a TBA transaction.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Long Bond	15	09/21/20	$2,734	$79,582
U.S. Treasury 2 Year Note	195	09/30/20	43,092	49,523
U.S. Treasury 5 Year Note	42	09/30/20	5,297	15,712

				144,817

Short Contracts
90-day Eurodollar	10	09/14/20	2,495	(14,476)
U.S. Treasury 10 Year Note	468	09/21/20	65,557	(474,818)
U.S. Treasury 10 Year Ultra Note	7	09/21/20	1,115	(15,735)
U.S. Treasury Ultra Bond	3	09/21/20	683	(28,359)
90-day Eurodollar	9	12/14/20	2,244	(13,062)
90-day Eurodollar	9	03/15/21	2,246	(9,237)
90-day Eurodollar	4	06/14/21	998	(10,331)
90-day Eurodollar	3	09/13/21	749	(4,617)
90-day Eurodollar	9	12/13/21	2,246	(11,387)
90-day Eurodollar	3	03/14/22	749	(2,029)
90-day Eurodollar	5	12/19/22	1,248	(8,507)

				(592,558)

				$(447,741)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)	Value
Call
U.S. Treasury 30 Year Bond	14	09/25/20	USD	181.00	USD 1,400	$31,500

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap(a)	2.11%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	08/17/20	2.11%	USD	8,700	$1

(a)	Forward settling swaption.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
U.S. Treasury 5 Year Note	40	08/21/20	USD	125.50	USD	4,000	$(25,625)
U.S. Treasury 5 Year Note	60	08/21/20	USD	125.25	USD	6,000	(53,437)

							(79,062)

Put
U.S. Treasury 5 Year Note	40	08/21/20	USD	125.50	USD	4,000	(625)
U.S. Treasury 5 Year Note	60	08/21/20	USD	125.25	USD	6,000	(938)

							(1,563)

							$(80,625)

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock U.S. Mortgage Portfolio

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap(a)	0.35%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/30/20	0.35%	USD	1,900	$(4,134)
10-Year Interest Rate Swap(a)	0.40%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	10/28/20	0.40	USD	2,850	(13,821)

										(17,955)

Put
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.60%	Semi-Annual	Deutsche Bank AG	09/25/20	0.60	USD	16,600	(6)

										$(17,961)

(a)	Forward settling swaption.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3 month LIBOR	Quarterly	3.01%	Semi-Annual	09/30/20	USD	5,500	$78,522	$—	$78,522
1.65%	Semi-Annual	3 month LIBOR	Quarterly	08/15/21	USD	900	(19,417)	—	(19,417)
1.68%	Semi-Annual	3 month LIBOR	Quarterly	06/24/22	USD	5,000	(148,760)	—	(148,760)
1.72%	Semi-Annual	3 month LIBOR	Quarterly	06/26/22	USD	1,300	(39,825)	—	(39,825)
1.84%	Semi-Annual	3 month LIBOR	Quarterly	07/18/22	USD	1,900	(62,869)	—	(62,869)
3 month LIBOR	Quarterly	1.62%	Semi-Annual	07/21/22	USD	6,200	178,113	—	178,113
3 month LIBOR	Quarterly	1.63%	Semi-Annual	07/21/22	USD	3,500	101,388	—	101,388
1.81%	Semi-Annual	3 month LIBOR	Quarterly	07/25/22	USD	1,400	(45,542)	—	(45,542)
1.78%	Semi-Annual	3 month LIBOR	Quarterly	07/26/22	USD	3,000	(96,207)	—	(96,207)
3 month LIBOR	Quarterly	1.60%	Semi-Annual	08/04/22	USD	5,900	206,001	—	206,001
1.53%	Semi-Annual	3 month LIBOR	Quarterly	08/08/22	USD	4,000	(133,788)	—	(133,788)
3 month LIBOR	Quarterly	1.42%	Semi-Annual	09/10/22	USD	1,700	53,320	—	53,320
2.85%	Semi-Annual	3 month LIBOR	Quarterly	12/21/28	USD	1,000	(202,436)	—	(202,436)
1.61%	Semi-Annual	3 month LIBOR	Quarterly	10/01/29	USD	2,000	(212,875)	—	(212,875)

							$(344,375)	$—	$(344,375)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	JPMorgan Securities LLC	09/17/58	USD3,100	$620,228	$316,259	$303,969

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	3,100	$(620,228)	$(346,141)	$(274,087)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	NR	USD	2,790	(558,205)	(123,170)	(435,035)

7

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock U.S. Mortgage Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	1,000	$(200,073)	$(193,441)	$(6,632)

								$(1,378,506)	$(662,752)	$(715,754)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	0.25%

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

CSMC	Credit Suisse Mortgage Capital

CWABS	Countrywide Asset-Backed Certificates

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

TBA	To-be-announced

8

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$32,244,670	$4,443,716	$36,688,386
Non-Agency Mortgage-Backed Securities	—	82,491,975	2,819,007	85,310,982
U.S. Government Sponsored Agency Securities	—	261,914,828	1,604,401	263,519,229
Short-Term Securities:
Money Market Funds	1,870,077	—	—	1,870,077
U.S. Treasury Obligations	—	2,576,664	—	2,576,664
Options Purchased:
Interest rate contracts	31,500	1	—	31,501
Liabilities:
Investments:
TBA Sale Commitments	—	(118,902,680)	—	(118,902,680)

	$1,901,577	$260,325,458	$8,867,124	$271,094,159

Derivative Financial Instruments (a)
Assets:
Credit contracts	$—	$303,969	$—	$303,969
Interest rate contracts	144,817	617,344	—	762,161
Liabilities:
Credit contracts	—	(715,754)	—	(715,754)
Interest rate contracts	(673,183)	(979,680)	—	(1,652,863)

	$(528,366)	$(774,121)	$—	$(1,302,487)

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

9

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock U.S. Mortgage Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening balance, as of April 30, 2020	$4,818,596	$1,406,368	$—	$6,224,964
Transfers into level 3 (a)	—	1,095,524	1,508,258	2,603,782
Transfers out of level 3 (b)	(2,649,500)	—	—	(2,649,500)
Accrued discounts/premiums	1,119	(16,736)	(41,522)	(57,139)
Net realized loss	(29,193)	—	—	(29,193)
Net change in unrealized appreciation (depreciation) (c)	(52,313)	333,850	132,891	414,428
Purchases	2,520,495	1	4,774	2,525,270
Sales	(165,488)	—	—	(165,488)

Closing balance, as of July 31, 2020	$4,443,716	$2,819,007	$1,604,401	$8,867,124

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2020 (c)	$(52,313)	$333,850	$132,891	$414,428

(a)

As of April 30, 2020, the Fund used observable inputs in determining the value of certain investments. As of July 31, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of April 30, 2020, the Fund used significant unobservable inputs in determining the value of certain investments. As of July 31, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

10